Loans and advances to banks (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets held for trading	€ 92,879	€ 125,618	€ 125,458	€ 148,187
Non-trading financial assets mandatorily at fair value through profit or loss	10,730	4,987
Financial assets designated at fair value through profit or loss	57,460	42,075	34,782	31,609
Financial assets at fair value through other comprehensive income	121,091	126,353
Financial assets at amortised cost	946,099	909,094
Loans and receivables			903,013	840,004
Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	32,310		18,864	16,609
Gross carrying amount | Impaired Assets Financial Instrument Type [Member]
Disclosure of financial assets [line items]
Total financial assets	34,218		36,280	32,573
Gross carrying amount | Next 12 months | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Total financial assets	154,164
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Total financial assets	117
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets	870
Loans and advances
Disclosure of financial assets [line items]
Financial assets held for trading	202	10,468	10,511	12,725
Non-trading financial assets mandatorily at fair value through profit or loss	1,883	611
Financial assets designated at fair value through profit or loss	54,238	38,789	30,364	27,665
Financial assets at fair value through other comprehensive income	1,601	1,107
Financial assets at amortised cost	908,403	€ 873,322
Loans and receivables			885,470	826,767
Loans And Advances Central Banks And Credit Institutions [Member]
Disclosure of financial assets [line items]
Total financial assets	83,406		77,430	76,687
Loans And Advances Central Banks And Credit Institutions [Member] | EUR
Disclosure of financial assets [line items]
Total financial assets	24,801		23,286	24,278
Loans And Advances Central Banks And Credit Institutions [Member] | GBP
Disclosure of financial assets [line items]
Total financial assets	4,073		5,582	4,337
Loans And Advances Central Banks And Credit Institutions [Member] | USD
Disclosure of financial assets [line items]
Total financial assets	19,238		15,325	11,996
Loans And Advances Central Banks And Credit Institutions [Member] | BRL
Disclosure of financial assets [line items]
Total financial assets	28,310		28,140	32,013
Loans And Advances Central Banks And Credit Institutions [Member] | Other currencies
Disclosure of financial assets [line items]
Total financial assets	6,984		5,097	4,063
Loans And Advances Central Banks And Credit Institutions [Member] | Gross carrying amount | Next 12 months | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Total financial assets	51,090
Loans And Advances Central Banks And Credit Institutions [Member] | Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Total financial assets	1
Loans And Advances Central Banks And Credit Institutions [Member] | Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets	2
Loans And Advances Central Banks And Credit Institutions [Member] | Accumulated impairment | Next 12 months | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Total financial assets	(12)
Loans and advances - Central banks
Disclosure of financial assets [line items]
Financial assets designated at fair value through profit or loss	9,226
Financial assets at amortised cost	15,601
Loans and receivables			26,278	27,973
Total financial assets	24,827		26,278	27,973
Loans and advances - Central banks | Gross carrying amount | Time Deposits [Member]
Disclosure of financial assets [line items]
Total financial assets	15,601		17,359	14,445
Loans and advances - Central banks | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	9,226		8,919	13,528
Loans and advances - Credit institutions
Disclosure of financial assets [line items]
Financial assets held for trading			1,696	3,221
Non-trading financial assets mandatorily at fair value through profit or loss	2
Financial assets designated at fair value through profit or loss	23,097		9,889	10,069
Financial assets at amortised cost	35,480
Loans and receivables			39,567	35,424
Total financial assets	58,579		51,152	48,714
Loans and advances - Credit institutions | Gross carrying amount | Time Deposits [Member]
Disclosure of financial assets [line items]
Total financial assets	10,759		8,169	6,577
Loans and advances - Credit institutions | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	33,547		21,765	20,867
Loans and advances - Credit institutions | Gross carrying amount | Non-loan Advances [Member]
Disclosure of financial assets [line items]
Total financial assets	14,283		21,232	21,281
Loans and advances - Credit institutions | Gross carrying amount | Impaired Assets Financial Instrument Type [Member]
Disclosure of financial assets [line items]
Total financial assets	2		4	4
Loans and advances - Credit institutions | Accumulated impairment | Valuation Adjustment For Impairment Financial Instrument Type [Member]
Disclosure of financial assets [line items]
Total financial assets	€ (12)		€ (18)	€ (15)